CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Millions	Common share capital	Contributed surplus	Accumulated deficit	Accumulated other comprehensive income (loss)	Total accumulated deficit and accumulated other comprehensive loss	Equity attributable to owners of parent [member]	Non-controlling interests	Total
Balance at beginning of the period at Dec. 31, 2019	$ 14,926.2	$ 242.1	$ (9,829.4)	$ (20.4)			$ 14.1
Transfer to (from) contributed surplus on reduction of stated capital	(10,473.4)	10,473.4
Transfer from contributed surplus on exercise of restricted shares	7.8
Options exercised, including cash	13.1
Share-based compensation		13.7
Transfer of fair value of exercised options and restricted shares		(20.2)
Dividends paid			(75.5)
Net earnings attributable to common shareholders			1,342.4					$ 1,342.4
Other comprehensive income (loss), net of tax				(3.3)				(3.3)
Net (loss) earnings attributable to non-controlling interests							16.3	16.3
Non-controlling interest resulting from Manh Choh acquisition							41.0
Funding from non-controlling interest							1.1
Dividends paid to non-controlling interest							(6.0)
Balance at end of the period at Dec. 31, 2020	4,473.7	10,709.0	(8,562.5)	(23.7)	$ (8,586.2)	$ 6,596.5	66.5	6,663.0
Transfer from contributed surplus on exercise of restricted shares	7.8
Repurchase and cancellation of shares	(62.9)	(37.3)						100.2
Options exercised, including cash	9.1
Share-based compensation		10.8
Transfer of fair value of exercised options and restricted shares		(18.1)
Dividends paid			(151.1)
Net earnings attributable to common shareholders			221.2					221.2
Other comprehensive income (loss), net of tax				4.9				4.9
Net (loss) earnings attributable to non-controlling interests							(2.5)	(2.5)
Funding from non-controlling interest							4.7
Balance at end of the period at Dec. 31, 2021	$ 4,427.7	$ 10,664.4	$ (8,492.4)	$ (18.8)	$ (8,511.2)	$ 6,580.9	$ 68.7	$ 6,649.6